9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)
	2015	2014
Beginning balance	$4,760	4,340
New loans	6,018	6,903
Repayments	(6,700)	(6,483)

Ending balance	$4,078	4,760